Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Basic & diluted net income per share (in Dollars per share)	$ (0.55)	$ (0.12)	$ 0.13
Weighted average number of ordinary shares-basic and diluted (in Shares)	11,010,240	9,160,447	7,938,000